Mezzanine Equity	12 Months Ended
Dec. 31, 2025
Mezzanine Equity [Abstract]
Mezzanine Equity
10.	Mezzanine equity:

Series A Preferred Shares

The Company issued as part of the Spin-Off to Castor 140,000 Series A Preferred Shares with par value of $0.001 and a stated value of $1,000 each. The Series A Preferred Shares have the following characteristics:

Holders of Series A Preferred Shares shall be entitled to receive, when, as and if declared by the Company’s Board of Directors, cumulative cash dividends at 1.00% per annum of the stated amount, payable quarterly in arrears on the 15th day of each January, April, July and October, respectively, in each year, beginning on April 15, 2023. For each dividend period commencing on or after the seventh anniversary of March 7, 2023, the rate shall be the rate in effect for the prior dividend period multiplied by a factor of 1.3; but the rate cannot exceed 20% per annum in respect of any dividend period.

So long as any Series A Preferred Share remains outstanding, unless full Accrued Dividends on all outstanding Series A Preferred Shares through and including the most recently completed dividend period have been paid or declared and a sum sufficient for the payment thereof has been set aside for payment, no dividend may be declared or paid or set aside for payment, and no distribution may be made, on any junior stock, other than a dividend payable solely in stock that ranks junior to the Series A Preferred Shares in the payment of dividends and in the distribution of assets on any liquidation, dissolution or winding up of the Company. “Accrued Dividends” means, with respect to Series A Preferred Shares, an amount computed at the annual rate stated above from, as to each share, the date of issuance of such share to and including the date to which such dividends are to be accrued (whether or not such dividends have been declared), less the aggregate amount of all dividends previously paid on such share.

Further, so long as any Series A Preferred Share remains outstanding, unless full Accrued Dividends on all outstanding Series A Preferred Shares through and including the most recently completed dividend period have been paid or declared and a sum sufficient for the payment thereof has been set aside for payment, no monies may be paid or made available for a sinking fund for the redemption or retirement of junior stock, nor shall any shares of junior stock be purchased, redeemed or otherwise acquired for consideration by us, directly or indirectly, other than (i) as a result of (x) a reclassification of junior stock, or (y) the exchange or conversion of one share of junior stock for or into another share of stock that ranks junior to the Series A Preferred Shares in the payment of dividends and in the distribution of assets on any liquidation, dissolution or winding up of the Company; or (ii) through the use of the proceeds of a substantially contemporaneous sale of other shares of stock that rank junior to the Series A Preferred Shares in the payment of dividends and in the distribution of assets on any liquidation, dissolution or winding up of the Company.

The Series A Preferred Shares are convertible, at their holder’s option, to common shares after the third anniversary of March 7, 2023, which the holder agreed to extend for one additional year, to March 7, 2027, in December 2025 (Note 4), until but excluding the seventh anniversary of March 7, 2023. The conversion price for any conversion of the Series A Preferred Shares shall be the lower of (i) 150% of the volume-weighted average price (“VWAP”) of our common shares over the five consecutive trading day period commencing on and including March 7, 2023, and (ii) the VWAP of our common shares over the 10 consecutive trading day period expiring on the trading day immediately prior to the date of delivery of written notice of the conversion; provided, that, in no event shall the conversion price be less than $2.50.

The Company may, at its option, redeem the Series A Preferred Shares in whole or in part, at any time and from time to time after the seventh anniversary of March 7, 2023 (the Series A Preferred Shares issue date), at a cash redemption price equal to the stated amount, together with an amount equal to all accrued dividends.

Holders of the Series A Preferred Shares do not have any voting rights except for a right to elect directors in the event of nonpayment of dividends and a vote or consent of the holders of at least two thirds of the Series A Preferred Shares at the time outstanding, voting together with any other series of preferred shares that would be adversely affected in substantially the same manner and entitled to vote as a single class in proportion to their respective stated amounts, given in person or by proxy, either in writing without a meeting or by vote at any meeting called for the purpose, for effecting or validating: (i) any amendment, alteration or repeal of any provision of our Articles of Incorporation or Bylaws that would alter or change the voting powers, preferences or special rights of the Series A Preferred Shares so as to affect them adversely; (ii) the issuance of dividend parity stock if the accrued dividends on all outstanding Series A Preferred Shares through and including the most recently completed dividend period have not been paid or declared and a sum sufficient for the payment thereof has been set aside for payment; (iii) any amendment or alteration of the Articles of Incorporation to authorize or create, or increase the authorized amount of, any shares of any class or series or any securities convertible into shares of any class or series of our capital stock ranking prior to Series A in the payment of dividends or in the distribution of assets on any liquidation, dissolution or winding up of the Company; or (iv) any consummation of (x) a binding share exchange or reclassification involving the Series A Preferred Shares, (y) a merger or consolidation of the Company with another entity (whether or not a corporation), or (z) a conversion, transfer, domestication or continuance of the Company into another entity or an entity organized under the laws of another jurisdiction, unless in each case (A) the Series A Preferred Shares remain outstanding or, in the case of any such merger or consolidation with respect to which Toro is not the surviving or resulting entity, or any such conversion, transfer, domestication or continuance, the Series A Preferred Shares are converted into or exchanged for preference securities of the surviving or resulting entity or its ultimate parent, and (B) such shares remaining outstanding or such preference securities, as the case may be, have such rights, preferences, privileges and voting powers, and limitations and restrictions, and limitations and restrictions thereof, taken as a whole, as are not materially less favorable to the holders thereof than the rights, preferences, privileges and voting powers, and restrictions and limitations thereof, of the Series A Preferred Shares immediately prior to such consummation, taken as a whole.

In the event of any liquidation, dissolution or winding up of the affairs of the Company, whether voluntary or involuntary, before any distribution or payment out of the Company’s assets may be made to or set aside for the holders of any junior stock, holders of Series A Preferred Shares will be entitled to receive out of our assets legally available for distribution to our shareholders an amount equal to the stated amount per share of $1,000, together with an amount equal to all accrued dividends to the date of payment whether or not earned or declared.

The Series A Preferred Shares have been classified in Mezzanine equity as per ASC 480-10-S99 “Distinguishing liabilities from Equity – SEC Materials” as they are in essence redeemable at the option of the holder as Mr. Panagiotidis, the Chief Executive Officer and controlling shareholder of Castor and Toro, who can effectively determine the timing of the redemption of the Series A Preferred Shares.

The Company uses an effective interest rate of 3.71% over the expected life of the preferred stock (being nine years) which is the expected earliest redemption date. This is consistent with the interest method, taking into account the discount between the issuance price and liquidation preference and the stated dividends, including “step-up” amounts. The amounts accreted during the period March 7, 2023 through December 31, 2023, the year ended December 31, 2024 and December 31, 2025, were $2,429,275, $3,064,409 and $3,143,414, respectively, and are presented as ‘Deemed dividend on Series A Preferred Shares’ in the accompanying consolidated statements of comprehensive income.

On December 23, 2025, Toro and Castor agreed to amend the terms of Series A Preferred Shares to extend the initial conversion date by one-year, which shall be March 7, 2027. Following the extension of the initial conversion date and the amendments to the terms of the Series A Preferred Shares, the Company followed the provisions of ASC 470-50 “Modifications and Extinguishments” to determine whether the amendment to the preferred stock should be accounted for as a modification or extinguishment. The Company treated that amendment as modification. In assessing the accounting impact, the Company analogized to the guidance in ASC 718 on equity modifications and compared the fair value of the instrument immediately before and after the amendment. As the fair value of the preferred stock after the modification was lower than its fair value immediately prior to the modification, no incremental fair value was recognized and, accordingly, no adjustment was recorded to retained earnings. The Company continues to account for the Series A under its existing measurement model as discussed above.

As of December 31, 2024, the net value of Mezzanine Equity amounted to $122,665,819, including the amount of $3,064,409 of deemed dividend on the Series A Preferred Shares in the year ended December 31, 2024, and is presented as ‘Mezzanine Equity’ in the accompanying consolidated balance sheet. During the year ended December 31, 2024, the Company paid to Castor a dividend amounting to $1,400,000 on the Series A Preferred Shares for the period from October 15, 2023 to October 14, 2024. The accrued amount for the period from October 15, 2024 to December 31, 2024 (included in the dividend period ended January 14, 2025) amounted to $338,333 (Note 4(b)).

As of December 31, 2025, the net value of Mezzanine Equity amounted to $125,809,233, including the amount of $3,143,414 of deemed dividend on the Series A Preferred Shares in the year ended December 31, 2025, and is presented as ‘Mezzanine Equity’ in the accompanying consolidated balance sheet. During the year ended December 31, 2025, the Company paid to Castor a dividend amounting to $1,400,000 on the Series A Preferred Shares for the period from October 15, 2024 to October 14, 2025. The accrued amount for the period from October 15, 2025 to December 31, 2025 (included in the dividend period ended January 14, 2026) amounted to $299,444 (Notes 4(c) and 19(d)).